Business Combination	12 Months Ended
Dec. 31, 2017
Business Combination
3.	BUSINESS COMBINATIONS

Business combinations in 2017

Acquisition of Baomi Technology

In January, 2015, the Group acquired 20% equity interest of Baomi Technology, an air purifier production company for an aggregate purchase price in cash of RMB6,000. The Group had significant influence over Baomi Technology and recognized equity interest as equity method investment. On August 31, 2017, the Group acquired additional equity interest of Baomi Technology, and its wholly-owned subsidiaries with a total consideration of RMB35,522. Upon completion of this acquisition, the Group obtained controls over Baomi Technology through its 50.52% voting interests. The acquisition is expected to enhance the Group’s expertise in hardware services. The results of Baomi Technology have been included in the Group’s consolidated financial statements since September 2017. A deemed disposal gain of RMB6,276 (US$965) was recognized and recorded in other income in relation to the revaluation of the Group’s previously held equity interest of Baomi Technology.

The table below summarized the estimated fair values of the assets acquired and liabilities assumed from Baomi Technology as of the acquisition date:

	Baomi Technology
	RMB	US$
Cash and cash equivalents	30,849	4,741
Other current assets	12,807	1,968
Intangible assets, net	7,728	1,188
Property and equipment, net	80	12
Goodwill	12,928	1,987
Deferred tax assets	1,155	178
Other current liabilities	(9,427)	(1,448)
Deferred tax liabilities	(1,155)	(178)

Total fair value of purchase price consideration	54,965	8,448

Fair value of noncontrolling interests	13,167	2,024

The Group performed the valuation of tangible assets, intangible assets acquired and liabilities assumed for the above business combination with the assistance of an independent valuation firm using the income approach. The Group has incorporated certain assumptions and inputs which include projected cash flows and replacement costs.

The goodwill arising from the above business combination, which is not tax deductible, is mainly attributable to synergies expected to be achieved from the acquisition which will increase both product diversity and market expansion.

Business combinations in 2016

In 2014, the Group acquired 41.5% ordinary shares of Kingsoft Japan, a subsidiary of Kingsoft, for an aggregate purchase price in cash of RMB98,097. The Group had significant influence over Kingsoft Japan after the acquisition. In 2016, the Group acquired additional 4.6% ordinary shares of Kingsoft Japan for a purchase price of RMB8,007 and Kingsoft delegated the voting right of 5% of the total shares of Kingsoft Japan to Cheetah Mobile. Upon completion of this transaction, the Group held 46.1% equity interests and 51.1% voting right of Kingsoft Japan. As the Company and Kingsoft Japan were under common control by Kingsoft, this acquisition was accounted for as business combination under common control. The results of Kingsoft Japan have been included in the Group’s consolidated financial statements retrospectively throughout the periods presented at historical carrying values.

Acquisition of News Republic

On June 8, 2016, the Group acquired 100% equity interest of News Republic, a global mobile news company, and its wholly-owned subsidiaries for a total consideration of RMB364,481. The results of News Republic have been included in the Group’s consolidated financial statements since June 2016.

RMB
Total purchase price comprised of:
-Cash consideration	339,414
-Contingent consideration in cash	25,067

Total	364,481

The table below summarized the estimated fair values of the assets acquired and liabilities assumed from News Republic as of the acquisition date:

RMB
Cash and cash equivalents	21,857
Restricted cash	402
Accounts receivable, net	5,171
Prepayments and other current assets	2,877
Deferred tax assets	33,300
Property and equipment, net	334
Intangible assets:
Supplier relationship	42,763
Trademark	23,027
Non-compete agreement	6,579
Technology	5,263
Goodwill	277,492
Short-term loans	(5,555)
Accounts payable	(13,493)
Accrued expenses and other current liabilities	(5,701)
Long-term loans	(3,960)
Deferred tax liabilities	(25,875)

Total fair value of purchase price consideration	364,481

On December 5, 2017, the Group entered into an agreement with Bytedance Ltd. (“Bytedance”) a third party mobile technique provider to dispose 100% share of News Republic for a total consideration of US$85,840 (equivalent to RMB566,044), among which US$50,000 was in the form of equity interests in Bytedance. The Group accounts for this investment as a cost method investment in accordance with ASC 325 due to it does not exercise significant influence over the entity. The Group recognized a total gain of RMB232,673 (US$35,761) from the transaction in “Other income” in the consolidated statements of comprehensive income (loss) for the year ended December 31, 2017. The deconsolidation of News Republic did not meet the definition of a discontinued operation in accordance with ASC subtopic 205-20 (“ASC 205-20”), Presentation of Financial Statements — Discontinued Operations, as the disposal of News Republic did not represent a shift in the Group’s strategy that has (or will have) a major effect on an entity’s operations and financial results.

Business combinations in 2015

Acquisition of MobPartner

On April 1, 2015, the Group acquired 100% equity interest of MobPartner, a global mobile advertising company, and its wholly-owned subsidiaries for a total consideration of RMB314,237. The results of MobPartner have been included in the Group’s consolidated financial statements since April 1, 2015.

RMB
Total purchase price comprised of:
-Cash consideration	273,726
-Equity consideration	23,309
-Contingent consideration in cash	17,202

Total	314,237

Acquisition of Moxiu Technology

In 2014, the Group acquired 50.5% equity interests of Moxiu Technology with cash consideration of RMB50,000. However, as the article of association of Moxiu Technology requires approval from two-third of the voting interest for significant financial and operating decisions, the Group did not obtain control of Moxiu Technology and recognized equity interest as equity method investment. On May 28, 2015, the Group acquired an additional 1.6% equity interest of Moxiu Technology for a consideration of RMB25,000 and the article of association of Moxiu Technology was amended to require simple majority of voting interests for approval of significant financial and operating decisions. Upon completion of this acquisition, the Group obtained controls over Moxiu Technology through its 52.1% voting interests. This acquisition is to enhance the Group’s utility products and related services and provide synergies with its existing business. The results of Moxiu Technology have been included in the Group’s consolidated financial statements since May 28, 2015.

RMB
Total purchase price comprised of:
- Cash consideration	25,000
- Fair value of previously held equity interests	63,488

Total	88,488

Other acquisitions

In 2015, the Group also completed other acquisitions for a total consideration of RMB37,581. The total consideration for the acquisitions was fully paid in cash in 2015. The table below summarized the estimated fair values of the assets acquired and liabilities assumed from the 2015 acquisitions as of the respective acquisition dates:

	MobPartner	Moxiu Technology	Others	Total
	RMB	RMB	RMB	RMB
Cash and cash equivalents	60,150	26,732	—	86,882
Accounts receivable, net	37,308	1,043	—	38,351
Prepayments deposits and other current asset	1,091	767	33	1,891
Property and equipment, net	1,207	2,270	—	3,477
Other non-current assets	465	5,065	—	5,530
Accounts payable	(41,774)	(259)	—	(42,033)
Accrued expenses and other current liabilities	(7,633)	(7,361)	—	(14,994)
Other non-current liabilities	(10,028)	—	—	(10,028)
Intangible assets:
- Trademarks	13,515	6,000	—	19,515
- Technology	—	6,200	7,572	13,772
- User base	—	430	7,994	8,424
- Customer relationship	6,266	—	—	6,266
- Platform	67,579	—	—	67,579
Deferred tax liabilities	(29,117)	(1,895)	—	(31,012)
Goodwill	215,208	111,720	21,982	348,910

Total fair value of purchase price consideration	314,237	88,488	37,581	440,306

Fair value of noncontrolling interests	—	62,224	—	62,224